Prepayments for Long-Term Assets - Schedule of Long-Term Assets Represents the Payments Made for Equipment and Construction in Progress (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Long-Term Assets Represents the Payments Made for Equipment and Construction in Progress [Abstract]
Prepayments for equipment	$ 19,658,100	$ 35,928,891
Prepayments for construction in progress	4,864,049	3,378,344
Total prepayments for long-term assets	$ 24,522,149	$ 39,307,235